Securities - Contractual Maturities of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale, Amortized Cost
Due in one year or less	$ 42,074
Due after one year through five years	79,986
Due after ten years	236
Total	122,296
Available-for-sale, Amortized Cost	275,734	$ 275,379
Available-for-sale, Fair Value
Due in one year or less	42,056
Due after one year through five years	79,605
Due after ten years	235
Total	121,896
Available-for-sale Securities, Total	274,619	276,021
Held-to-maturity, Amortized Cost
Held-to-maturity, Amortized Cost	35,505	42,130
Held-to-maturity, Fair Value
Held-to-maturity, Fair Value	34,844	41,996
Proceeds from sale of securities
Proceeds from Sale of Available-for-sale Securities	0	$ 109,444	$ 19,179
Mortgage-backed securities and collateralized mortgage obligations
Available-for-sale, Amortized Cost
Amortized cost	142,255
Available-for-sale, Fair Value
Fair value	141,810
Held-to-maturity, Amortized Cost
Debt maturities without single maturity date	35,505
Held-to-maturity, Fair Value
Debt maturities without single maturity date	34,844
CRA qualified investment fund
Available-for-sale, Amortized Cost
Amortized cost	11,183
Available-for-sale, Amortized Cost	11,183
Available-for-sale, Fair Value
Fair value	10,913
Available-for-sale Securities, Total	$ 10,913